Issued capital (Tables)	9 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Issued Capital

	Consolidated
	31 Mar 2025	30 Jun 2024	31 Mar 2025	30 Jun 2024
	Shares	Shares	US$'000	US$'000

Ordinary shares - fully paid and unrestricted	223,557,577	186,367,686	2,092,508	1,764,289

Movements in Ordinary Share Capital
Movements in ordinary share capital

Details	Date	Shares	US$'000

Opening balance as at	1 July, 2024	186,367,686	1,764,289
Shares issued under the ATM Facility		35,430,179	332,701
Share based payment - Vested shares		1,759,712	5,993
Capital raise costs		-	(10,475)

Closing balance as at	31 March, 2025	223,557,577	2,092,508